Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by nature
Expenses by nature

	December 31, 2018	December 31, 2017	December 31, 2016
Transactions costs	(1,246,480)	(661,067)	(283,630)
Cost of goods sold	(567,807)	(451,635)	(233,419)
Marketing and advertising	(375,519)	(275,394)	(204,857)
Personnel expenses (i)	(546,826)	(105,794)	(63,280)
Financial expenses (ii)	(31,209)	(104,544)	(68,301)
Chargebacks (iii)	(71,491)	(47,854)	(31,557)
Depreciation and amortization (iv)	(95,362)	(51,571)	(31,246)
Other	(182,375)	(142,022)	(66,737)

	(3,117,069)	(1,839,881)	(983,027)

Classified as:
Cost of services	(1,510,770)	(829,661)	(357,811)
Cost of sales	(633,929)	(494,719)	(265,856)
Selling expenses	(351,439)	(245,759)	(199,937)
Administrative expenses	(581,668)	(153,177)	(84,461)
Financial expenses	(31,209)	(104,544)	(68,301)
Other (expenses) income, net	(8,054)	(12,021)	(6,660)

	(3,117,069)	(1,839,881)	(983,027)

(i)	The increase refers to compensation expenses related to the LTIP for the year ended December 31, 2018 in the amount of R$ 264,179, and the respective payroll taxes in the amount of R$ 154,843.
(ii)

Our financial expenses include (a) Financial Operations Tax (IOF) related to the remittance of cash from the Cayman Islands to Brazil in the amount of R$ 17,975 for the year ended December 31, 2018 (December 31, 2017 - R$0), (b) charges to obtain early payment of receivables owed to us by card issuers to finance our early payment of receivables feature in the amount of R$ 1,476 for the year ended December 31,2018 (December 31, 2017 - R$ 95,878).

(iii)	Chargebacks refer to losses recognized in the period reflecting the risks of fraud associated with card processing operations, as detailed in Note 23 (ii).
(iv)	The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

Depreciation and Amortization

The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	December 31, 2018	December 31, 2017	December 31, 2016
Depreciation
Cost of sales and services	(4,012)	(1,088)	(895)
Selling expenses	(13)	(10)	(11)
Administrative expenses	(1,760)	(714)	(371)

	(5,785)	(1,812)	(1,277)

Amortization
Cost of sales and services	(97,856)	(54,151)	(32,846)
Administrative expenses	(795)	(375)	(59)

	(98,651)	(54,526)	(32,905)

PIS and COFINS credits (*)	9,073	4,767	2,936

Depreciation and amortization expense, net	(95,362)	(51,571)	(31,246)

(*)

PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reducedepreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.